Information about financial instruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Information about financial instruments	Information about financial instrumentsFinancial risk management objectives and policies
The Company’s principal financial liabilities comprise trade payables (current and non-current), lease liabilities, interest-bearing receivables financing, government loans, convertible debt and venture debt. The Company has various financial assets such as trade receivables, deposits and cash and cash equivalents, which arise directly from its operations, as well as from capital increases.
The main risks arising from the Company’s financial instruments are foreign currency risk, credit risk, interest rate risk and cash flow liquidity risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Foreign currency risk
The Company faces the following foreign currency exposures:
•Operating activities, when revenues or expenses are denominated in different currencies from the functional currency of the entity carrying out these transactions.
•Venture debt and government loans are denominated in euros, and lease liabilities are denominated in different currencies while the functional currency of the entity carrying out these transactions is the U.S. dollar.
•Non-derivative monetary financial instruments that are denominated and settled in a currency different from the functional currency of the entity which holds them.
Nearly 100% of total revenues and approximately 86% of total cost of sales are denominated in U.S. dollars. However, as a result of significant headcount and related costs from operations in France, which are denominated and settled in euros (the “structural costs”), the Company has transactional currency exposures which can be affected significantly by movements in the US dollar/euro exchange rates. Approximately 58% of operating expense is denominated in euros. (See Note 20.2 regarding hedging arrangements). If there were a 10% increase or decrease in exchange rate of the U.S. dollar to the euro, as measured using the Company's 2022 weighted average exchange rate of one euro = $1.0598, the Company estimates the impact, in absolute terms, on operating expenses and on financial liabilities for the year ended December 31, 2022 would have been approximately $3.8 million.
Credit risk
It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures and as such are considered to have low credit risk at initial recognition. The Company has subscribed to a credit insurance policy which provides assistance in determining credit limits and collection, in addition to some coverage of uncollectible amounts. In addition, receivable balances are monitored on an ongoing basis. There is a rebuttable presumption in IFRS 9 that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due. The Company considers that credit risk has not increased significantly on its outstanding not impaired trade receivables since initial recognition. The Company considers events of default based on the specific facts and circumstances relevant to the outstanding amount.
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2022	2021	2020	2022	2021	2020
A	China	33%	—%	—%	3,375,000	—	—
B	Germany	24%	Less than 10%	—%	3,585,000	3,652,000	—
C	America	14%	23%	18%	—	1,800,000	—
D	Japan	11%	13%	Less than 10%	—	7,736,000	5,120,000
E	Taiwan	Less than 10%	23%	20%	—	545,000	4,767,000
F	China	Less than 10%	14%	Less than 10%	169,500	203,000	339,000
G	South Korea	—%	Less than 10%	45%	—	583,000	5,209,000
With respect to credit risk arising from the other financial assets, which comprise cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments. Nearly all cash and cash equivalents are held in France at three large and international banks.
Vendor concentration risk
Access to foundry capacity is critical to the Company’s operations as a fabless semiconductor company. The Company depends on a sole independent foundry in Taiwan to manufacture its semiconductor wafers. The Company works with three vendors for manufacturing and testing chipsets and three vendors for assembling modules, but typically works with one dedicated vendor per product.
Liquidity risk
The Company monitors its risk of a shortage of funds using a cash flow planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g. accounts receivables, other financial assets) and projected cash flows from operations.
The following table includes our contractual obligations, including interest, for existing financial liabilities as of the following dates:

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2020
Research project financing	$1,944	$2,387	$1,828	$425	$—	$—	$6,584
Interest-bearing receivables financing	14,228	—	—	—	—	—	14,228
Government loans	1,536	1,851	1,319	1,287	1,256	412	7,661
Convertible debt	—	—	—	35,506	—	—	35,506
Venture debt	6,600	2,568	—	—	—	—	9,168
Lease liabilities	1,777	2,027	1,407	1,184	1,177	359	7,931
Trade payables	15,701	250	—	1,430	—	—	17,381
Other current liabilities	8,386	—	—	—	—	—	8,386
	$50,172	$9,083	$4,554	$39,832	$2,433	$771	$106,845
At December 31, 2021
Research project financing	$1,057	$1,042	$1,684	$—	$—	$—	$3,783
Interest-bearing receivables financing	9,518	—	—	—	—	—	9,518
Government loans	1,240	1,573	1,483	1,452	714	—	6,462
Convertible debt (1)	—	—	54,623	—	—	—	54,623
Venture debt	—	—	—	—	—	—	—
Lease liabilities	1,238	1,043	965	1,052	322	—	4,620
Trade payables	13,916	171	1,477	—	—	—	15,564
Other current liabilities	9,180	—	—	—	—	—	9,180
	$36,149	$3,829	$60,232	$2,504	$1,036	$—	$103,750
At December 31, 2022
Research project financing	$1,237	$1,683	$146	$221	$—	$—	$3,287
Interest-bearing receivables financing	7,723	—	—	—	—	—	7,723
Government loans	1,534	1,397	1,367	673	—	—	4,971
Convertible debt (1)	—	54,348	—	—	—	—	54,348
Lease liabilities	1,291	930	1,025	323	—	—	3,569
Trade payables	9,342	2,235	—	—	—	—	11,577
Other current liabilities	8,278	—	—	—	—	—	8,278
	$29,405	$60,593	$2,538	$1,217	$—	$—	$93,753
(1) Based on the existing contractual terms as of December 31, 2021 and 2022 and assuming the Company's options to extend maturity dates are exercised.
The Company’s liquidity risk for the next 12 months is described in note 2.1. The term of agreements with strategic partners which gave rise the contract liability recorded in the amount of $6,178,000, $10,907,000 and $14,735,000 as of December 31, 2022, 2021 and 2020, respectively, are described under note 19.
Capital management
The primary objective of the Company’s capital management is to continue to execute according to its business plans and budgets in order to achieve profitability and positive cash flow, and to maximize shareholder value.
Changes in liabilities arising from financing activities, including government grants

(in thousands)	January 1, 2020	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2020
Government grant advances and loans	$7,621	5,910	1,392	364	—	(217)	$15,070
Convertible debt	$30,671	2,050	—	7,902	(16,008)	1,459	$26,074
Venture debt	$12,180	(6,105)	750	1,451	—	—	$8,276
Lease liabilities	$4,104	$(1,221)	$363	$780	—	$1,750	$5,776
Interest-bearing financing of receivables	$4,068	9,914	175,000	71,000	—	—	$14,228
Total	$58,644	10,548	2,680	10,568	(16,008)	2,992	$69,424

(in thousands)	January 1, 2021	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2021
Government grant advances and loans	$15,070	592	(449)	427	—	(80)	$15,560
Convertible debt	$26,074	27,957	—	6,193	(11,138)	(12,713)	$36,373
Venture debt	$8,276	(8,743)	180	819	—	(532)	$—
Lease liabilities	$5,776	(1,063)	(297)	760	—	(556)	$4,620
Interest-bearing financing of receivables	$14,228	21	(337)	282	—	(4,676)	$9,518
Total	$69,424	18,764	(903)	8,481	(11,138)	(18,557)	$66,071

(in thousands)	January 1, 2022	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2022
Government grant advances and loans	$15,560	406	(365)	266	—	(5,473)	$10,394
Convertible debt	$36,373	—	—	7,762	(671)	(9)	$43,455
Lease liabilities	$4,620	(1,205)	(298)	571	—	(119)	$3,569
Interest-bearing financing of receivables	$9,518	3,046	(1)	254	—	(5,094)	$7,723
Total	$66,071	2,247	(664)	8,853	(671)	(10,695)	$65,141
(1) In 2020, 2021 and 2022, Other includes additions in lease liabilities, which are non-cash. In 2020 and 2021, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year. In 2021, Other includes the impact of the forgiveness of the government grant advance and of the netting of the interest-bearing financing debt with the Research tax credit receivable.
Financial assets and liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2020	2021	2022	2020	2021	2022
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$17,648	$14,411	$8,670	$17,648	$14,411	$8,670
Deposits and other receivables
Deposits	466	451	436	466	451	436
Other financial assets
Long-term investments	386	357	337	386	357	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	84	—	142	84	—	142
Cash, cash equivalents and short-term investments	18,474	4,835	10,671	18,474	4,835	10,671
Total financial assets	$37,058	$20,054	$20,256	$37,058	$20,054	$20,256
Total current	$36,206	$19,246	$19,483	$36,206	$19,246	$19,483
Total non-current	$852	$808	$773	$852	$808	$773
Financial liabilities:
Lease liability	5,776	4,620	3,569	5,776	4,620	3,569
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	14,228	9,518	7,723	14,228	9,518	7,723
Convertible debt	26,074	36,373	43,455	26,074	36,493	42,636
Venture debt	8,276	—	—	8,276	—	—
Government loans	6,920	6,001	5,171	6,920	6,001	5,171
Research project financing	6,473	3,868	3,383	6,473	3,868	3,383
Convertible debt embedded derivative	12,395	10,081	3,203	12,395	10,081	3,203
Trade and other payables (current and non current)	16,552	14,880	11,130	16,552	14,880	11,130
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	50	—	—	50	—
Total financial liabilities	$96,694	$85,391	$77,634	$96,694	$85,511	$76,815
Total current	$40,221	$27,631	$21,556	$40,221	$27,631	$21,556
Total non-current	$56,473	$57,760	$56,078	$56,473	$57,880	$55,259
The carrying values of current financial instruments (cash and cash equivalents, short-term investments, trade receivables and trade and other payables, and interest-bearing receivables financing) approximate their fair values, due to their short-term nature.
Long-term investments are primarily related to a bank guarantee secured by pledges of investments in money market funds issued in favor of the owners of leased office space to secure annual lease payments by the Company for its office space in Colombes.
Government loans received from the financial agency of the French government were recorded as financial instruments in compliance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.
The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The methodologies are as follows:
•Cash, cash equivalents, short-term investments, accounts receivable, accounts payable, other receivable and accrued liabilities: due to the short-term nature of these balances, carrying amounts approximate fair value.
•Long-term investments are composed of debt-based mutual funds with traded market prices. Their fair values amounted to $386,000, $357,000 and $337,000 at December 31, 2020, 2021 and 2022, respectively. The carrying amounts approximate fair value measured based on significant observable input (Level 2).
•Foreign exchange forward and option contracts: the fair values of foreign exchange forward and option contracts were calculated using the market price that the Company would pay or receive to settle the related agreements, by reference to published exchange rates (Level 2).
• At December 31, 2020, the carrying amount of the debt components of convertible notes approximates fair value, because, with the amendment of the convertible notes in March 2020, the existing notes were extinguished and new notes issued with effective interest rate at the amendment date. At December 31, 2021 and 2022, fair value of the debt components of convertibles notes was calculated using the effective interest rate of the debt component of the convertible note issued in April 2021 and amounted to $36,493,000 and $42,636,000, respectively.
•As described under Note 14.1, the fair value of the embedded derivative related to the convertible debt is recalculated at the end of each reporting period. The fair value measured is based on significant observable input (Level 2).
•Interest-bearing receivable financing, government loans, research project financing and venture debt: carrying amounts approximate fair value.
Fair Value Hierarchy
The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
•Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
•Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
•Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

As at December 31, 2020, the Company held the following financial instruments carried at fair value on the statement of financial position:

Assets measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$386	—	$386	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$84	—	$84	—
Liabilities measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$12,395	—	$12,395	—
As at December 31, 2021, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$357	—	$357	—
Liabilities measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$10,081	—	$10,081	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$50		$50

As of December 31, 2022, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	337	—	337	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	142	—	142	—
Liabilities measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	3,203	—	3,203	—
Financial instruments at fair value
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros.
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2022, 2021 and 2020.

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€2,250	$84
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,250	$84

	At December 31, 2021
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€5,000	$(50)
Options (buy euros, sell U.S. dollars)	—	—
Total	€5,000	$(50)

	At December 31, 2022
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$142
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$142
The fair value of foreign currency related derivatives is included in the Consolidated Statement of Financial Position in "Other receivables" at December 31, 2020 and 2022 and in 'Other current liabilities" at December 31, 2021. The earnings impact of cash flow hedges relating to forecasted operating expense transactions is reported in operating expense. Realized and unrealized gains and losses on these instruments deemed effective for hedge accounting are deferred in accumulated other comprehensive income until the underlying transaction is recognized in earnings or the instruments are designated as hedges.
During the year ended December 31, 2022, the Company recorded a gain of $202,000 (loss of $129,000 and gain of $31,000 for the years ended December 31, 2021 and 2020, respectively) in other comprehensive income (loss) related to the effective portion of the change in fair value of its cash flow hedges. During the years ended December 31, 2020, 2021, the amount reclassified from other comprehensive income to Consolidated Statement of Operations was gains of $150 and $53,000, respectively and loss of $143,000 during the year ended December 31, 2022.
There was no ineffective portion of hedging instruments in the years ended December 31, 2020, 2021 and 2022.
The derivatives have maturity dates of less than 12 months. Management believes counterparty risk on financial instruments is minimal since the Company deals with major banks and financial institutions.
At December 31, 2022, the Company holds $951,000 in currencies other than the U.S. dollar compared with $1,966,000 at December 31, 2021 and $339,000 at December 31, 2020 (See Note 11). The amount received from the BPI loan in May 2020 and the 2020, 2021 and 2022 research tax credit financing were denominated in euros. At December 31, 2022, the Company has loans denominated in euros for a principal amount of $10,817,000 ($13,525,000 and $25,444,000 at December 31, 2021 and 2020, respectively).